ADVANCED SERIES TRUST

AST First Trust Balanced Target Portfolio

AST First Trust Capital Appreciation Target Portfolio

Supplement dated February 4, 2009 to the
 Prospectus
 and Statement of Additional Information
 dated May 1, 2008

Walter Subbings is no longer a portfolio manager. All references in the Prospectus and Statement of Additional Information pertaining to Walter Stubbings are hereby deleted.

Todd Larson joins Robert F. Carey, Roger F. Testin, Jon C. Erickson, David G. McGarel and Daniel J. Lindquist as a portfolio manager for the fixed income portfolio of each of the AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolios.

To reflect this change, the following text is added to the end of the section “First Trust Advisors L.P. (First Trust)” under the section “Subadvisers and Portfolio Managers” in the Prospectus:

Mr. Larson joined First Trust in December 2007 and is a Vice President and Fixed Income Portfolio Manager of First Trust. Mr. Larson’s background includes 20 years of experience as an investment professional, including as a portfolio manager with ABN AMRO Asset Management, Horizon Cash Management and Van Kampen American Capital. Mr. Larson is responsible for managing each fund’s fixed-income portfolio.

To further reflect this change, the table of “other account” information contained in Part I of the Statement of Additional Information pertaining to the AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolio is hereby revised by adding the following information with respect to Mr. Larson. The information is provided as of December 31, 2008.

AST First Trust Balanced Target Portfolio

Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investments Vehicles	Other Accounts	Ownership of Fund Securities
First Trust Advisors, L.P.	Todd Larson	1/$155,447,466	None	None	None

AST First Trust Capital Appreciation Target Portfolio

Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investments Vehicles	Other Accounts	Ownership of Fund Securities
First Trust Advisors, L.P.	Todd Larson	1/$233,976,871	None	None	None

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